CONVERTIBLE LOAN (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE LOAN [Abstract]
Schedule of convertible loans Before and After Conversion
	Before conversion	After conversion
	US$	US$

CEIHL	38,000	6,308
SummitView	5,000	-
Baring	5,000	5,000
Total amount	48,000	11,308

Schedule of convertible loan
	As of December 31
	2014	2015
	RMB	RMB

Principal IFC loan	69,760	-
Unamortized discount	(56,290)	-
Net carrying amount	13,470	-

Schedule of actual conversion rates of convertible loans
	Loan principal US$	Shares held through conversion	Actual conversion rate US$ per share

CEIHL	38,000	26,853,771	1.415
SummitView	5,000	2,786,159	1.795
Baring	5,000	2,786,159	1.795
Total convertible loan	48,000	32,426,089	1.480